SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares	1,891,356
Maximum term	10 years
Unrecognized compensation cost related to share-based compensation | $	$ 0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses recognized | $	$ 120
Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares isuued to private placement, shares | shares	980,000
Ordinary shares isuued to private placement, Amount | $	$ 603
Ordinary shares isuued to private placement, per share | shares	0.615
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Maximum percentage of common stock issuable	15.00%
Redemption price of rights | $ / shares	$ 0.003
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years